24. Benefit plans (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefit Plans Details 2Abstract
Cost	$ 32,904	$ 42,500	$ 46,320
Interest	79,304	126,954	163,431
Actuarial results - Other comprehensive loss	5,638	(22,219)	(15,555)
Benefit plan charge	$ 117,846	$ 147,235	$ 194,196